GUARANTEES (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
GUARANTEES [Abstract]
Changes in Carrying Amount of Service and Product Warranties and Product Performance Guarantees
The changes in the carrying amount of service and product warranties and product performance guarantees, included in Accrued liabilities on the accompanying Unaudited Condensed Consolidated Balance Sheet, for the nine months ended September 30, 2020 and 2019 are as follows:
	For the Nine Months Ended September 30,
(dollars in millions)	2020	2019
Balance as of January 1	$488	$473
Warranties, performance guarantees issued and changes in estimated liability	131	133
Settlements made	(111)	(126)
Other	1	(2)
Balance as of September 30	$509	$478

The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Balance as of January 1	$473	$500
Warranties and performance guarantees issued	182	171
Settlement made	(164)	(191)
Other	(3)	(7)
Balance as of December 31	$488	$473